MINE HOLDING COSTS	12 Months Ended
Dec. 31, 2024
Disclosure Of Mine Holding Costs [Abstract]
MINE HOLDING COSTS [Text Block]
8.  MINE HOLDING COSTS

The Company's mine holding costs are primarily comprised of labour costs associated with care and maintenance staff, electricity, security, environmental and community support costs for the following mines which are currently under temporary suspension:

	Year Ended December 31,
	2024	2023
La Parrilla(1)	$-	$3,576
Del Toro	2,358	2,849
San Martin	551	905
La Guitarra(1)	-	514
Santa Elena(2)	3,469	3,296
Jerritt Canyon	17,288	10,948
	$23,666	$22,088

(1) The La Guitarra and the La Parrilla mines were sold during the first quarter and the third quarter of 2023, respectively (Note 14).

(2) During 2023 and 2024, the Company processed ore solely from the Ermitaño mine which is part of the Santa Elena operation. During the year ended December 31, 2024, the Company has incurred $3.5 million (2023 - $3.3 million) in holding costs relating to care and maintenance charges for the Santa Elena mine.